Finance income and costs	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Income [Abstract]
Finance income and costs
36	Finance income and costs

Finance income is analysed as follows:

	2020	2019	2018
Interest income from financial institutions	171	121	191
Other interest income	146	279	188
Total	317	400	379

Finance costs are analysed as follows:

	2020	2019	2018
Interest expenses due to financial institutions	1,803	2,864	3,298
Interests expenses related to lease liabilities	2,613	2,635	—
Other interest expenses	1,546	431	498
Financial institution commissions	1,869	1,998	1,784
Total	7,831	7,928	5,580